Debt - contractual maturities of lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	€ 2,146	€ 1,513
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	430
Due between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	905
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	€ 811